Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We recognize the importance of developing, implementing, and maintaining robust cybersecurity measures to safeguard our information systems and protect the confidentiality, integrity, and availability of our data. We have established policies and processes for assessing, identifying, and managing material risk from cybersecurity threats. We assess risks arising from cybersecurity threats against our information systems that may result in adverse effects on our information systems or any information residing therein. We conduct periodic assessments to identify such cybersecurity threats.

Following these risk assessments, we evaluate whether and how to re-design, implement, and maintain reasonable safeguards to mitigate identified risks and reasonably address any identified gaps in existing safeguards. Our IT leadership reports to our Chief Executive Officer (CEO) periodically and on an as-needed basis to manage our risk assessment and mitigation process. We monitor and test our safeguards and regularly conduct training for our employees on these safeguards, in collaboration with human resources, IT, and management. We are committed to promoting a company-wide culture of cybersecurity risk management.

We have not encountered cybersecurity risks, threats or incidents that have materially affected or are reasonably likely to materially affect the Company, our business strategy, results of operations, or financial condition during the financial year ended December 31, 2025.

On September 24, 2024, the Administrative Regulations on Cyber Data Security was promulgated by the State Council and has come into effect on January 1, 2025. The Administrative Regulations on Cyber Data Security, among other things, specifies the legal requirements for personal information, important data, cross-border data transfer, network platform services, and data security. Among others, this regulation requires that if the cyber data processing activities affects or may affect national security, such activities shall be subject to national security review in accordance with relevant laws and regulations.

If we and our subsidiaries are deemed to be a critical information infrastructure operator, or CIIO, or a network platform operator, whose network product or service purchasing or data processing activities affect or may affect national security, we would be required to go through a cybersecurity review by the CAC. As of the date of this report, neither we nor any of our subsidiaries has been identified as a CIIO by any government authority, involved in any investigations or become subject to a cybersecurity review by the CAC based on the Cybersecurity Review Measures. However, there might remain some uncertainty as to how relevant rules published by the PRC government authorities will be interpreted or implemented, and our opinions summarized above are subject to any new laws, rules, and regulations or detailed implementations and interpretations in any form.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We recognize the importance of developing, implementing, and maintaining robust cybersecurity measures to safeguard our information systems and protect the confidentiality, integrity, and availability of our data. We have established policies and processes for assessing, identifying, and managing material risk from cybersecurity threats. We assess risks arising from cybersecurity threats against our information systems that may result in adverse effects on our information systems or any information residing therein. We conduct periodic assessments to identify such cybersecurity threats.

Following these risk assessments, we evaluate whether and how to re-design, implement, and maintain reasonable safeguards to mitigate identified risks and reasonably address any identified gaps in existing safeguards
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors as a whole has overall responsibility for monitoring and assessing strategic risk exposure. Our board of directors administers its cybersecurity risk oversight function directly as a whole.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our CEO and our executive management team are responsible for briefing our board on cybersecurity risks on a regular basis.
Cybersecurity Risk Role of Management [Text Block]	Our IT leadership reports to our Chief Executive Officer (CEO) periodically and on an as-needed basis to manage our risk assessment and mitigation process. We monitor and test our safeguards and regularly conduct training for our employees on these safeguards, in collaboration with human resources, IT, and management. We are committed to promoting a company-wide culture of cybersecurity risk management.Our CEO and our executive management team are responsible for briefing our board on cybersecurity risks on a regular basis.Our cybersecurity coordinator is responsible for assessing and managing our material risks from cybersecurity threats, in close collaboration with our IT team, and briefs our senior management and CEO on cybersecurity risks and policies. This ensures that the senior management are kept abreast of the cybersecurity posture and potential risks faced by the Company
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity coordinator is responsible for assessing and managing our material risks from cybersecurity threats, in close collaboration with our IT team, and briefs our senior management and CEO on cybersecurity risks and policies.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our IT leadership reports to our Chief Executive Officer (CEO) periodically and on an as-needed basis to manage our risk assessment and mitigation process.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true